OPERATIONS AND CORPORATE REORGANIZATION-Schedule of structured derivatives (Detail) - Cosan Oito SA [Member] - Vale SA [Member] - BRL (R$) R$ in Thousands		Apr. 30, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023 [1]	Oct. 23, 2023	Aug. 31, 2023	Oct. 31, 2022
Disclosure of operations and corporate reorganization [line items]
Percentage of interest in share capital acquired in private transaction			0.74%	2.03%	2.20%	2.40%	3.11%	3.21%	3.14%
Consideration paid for acquisition in private transaction						R$ 8,053,154			R$ 11,117,824
Percentage of share capital owned	[2]	3.91%	4.65%	4.65%	4.65%	4.85%	4.85%	4.85%	4.61%
Derivate financial instruments [member]
Disclosure of operations and corporate reorganization [line items]
Consideration paid for acquisition in private transaction									R$ (389,415)
Credit derivative, fair value					R$ 651,836
Collar [Member]
Disclosure of operations and corporate reorganization [line items]
Percentage of interest in share capital acquired in private transaction									3.14%
Percentage of share capital owned					2.20%
Collar [Member] | Derivate financial instruments [member]
Disclosure of operations and corporate reorganization [line items]
Consideration paid for acquisition in private transaction									R$ 499,197
Credit derivative, fair value					R$ 89,401
Call Spread [Member]
Disclosure of operations and corporate reorganization [line items]
Percentage of interest in share capital acquired in private transaction									1.60%
Percentage of share capital owned					1.60%
Call Spread [Member] | Derivate financial instruments [member]
Disclosure of operations and corporate reorganization [line items]
Consideration paid for acquisition in private transaction									R$ (888,612)
Credit derivative, fair value					R$ 562,435
Forward agreements [member] | Derivate financial instruments [member]
Disclosure of operations and corporate reorganization [line items]
Consideration paid for acquisition in private transaction									(1,134,933)
Credit derivative, fair value					366,296
Collar Synthetic [Member] | Derivate financial instruments [member]
Disclosure of operations and corporate reorganization [line items]
Consideration paid for acquisition in private transaction									R$ 246,321
Credit derivative, fair value					R$ 196,139

[1]	From December 1, 2023, due to the acquisition of significant influence, the Company reclassified its share of financial investment for Investment in associates.
[2]	Cosan’s stake in Vale’s total shares.